EARNINGS PER COMMON SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER COMMON SHARE
EARNINGS PER COMMON SHARE

NOTE 17. EARNINGS PER COMMON SHARE

The table below is a reconciliation of the numerators and denominators of our basic and diluted earnings (loss) per common share calculations for income from continuing operations for the years ended December 31, 2011, 2010 and 2009. Income is expressed in millions and weighted average shares are expressed in thousands.

	Income (Numerator)	Weighted Average Shares (Denominator)	Per-Share Amount
Year Ended December 31, 2011
Income available to Tenet Healthcare Corporation common shareholders for basic earnings per share	$68	468,726	$0.14
Effect of dilutive stock options and restricted stock units	0	16,455	0.00
Income available to Tenet Healthcare Corporation common shareholders for diluted earnings per share	$68	485,181	$0.14

	Income (Numerator)	Weighted Average Shares (Denominator)	Per-Share Amount
Year Ended December 31, 2010
Income available to Tenet Healthcare Corporation common shareholders for basic earnings per share	$1,101	484,321	$2.27
Effect of dilutive stock options, restricted stock units and mandatory convertible preferred stock	24	76,310	(0.26)
Income available to Tenet Healthcare Corporation common shareholders for diluted earnings per share	$1,125	560,631	$2.01
Year Ended December 31, 2009
Income available to Tenet Healthcare Corporation common shareholders for basic earnings per share	$201	480,240	$0.42
Effect of dilutive stock options, restricted stock units and mandatory convertible preferred stock	6	27,037	(0.01)
Income available to Tenet Healthcare Corporation common shareholders for diluted earnings per share	$207	507,277	$0.41

Stock options (in thousands) whose exercise price exceeded the average market price of our common stock and, therefore, were not included in the computation of diluted shares for the years ended December 31, 2011, 2010 and 2009 were 13,685, 20,171 and 26,843 shares, respectively.